Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (13,048,869)	$ (3,850,795)	$ (10,997,929)	$ (5,845,053)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization	420,722	(186,216)	43,871	591,459
Stock-based compensation	1,392,674	529,042	865,112	1,329,643
Stock-based compensation - restricted common stock		33,333	33,332
Interest and accretion on convertible notes and notes payable	829,770		126,024
Issuance of common stock for services				237,500
Issuance of warrants for services	1,850,533		368,287	253,749
Change in fair value of contingent liabilities	3,622,000	(278,000)	1,387,000
Loss on debt extinguishment			663,522
Change in operating assets and liabilities:
Accounts and other receivable	(15,715)	(78,686)	36,298	(40,585)
Prepaid expense	21,787	44,701	(184,112)	307,983
Inventory	(246,060)	39,600	33,987	127,129
Deposits				(30,000)
Accounts payable and accrued expenses	(973,544)	506,418	968,788	(155,661)
Due to related parties	(908,973)	265,000	868,725
Net cash used in operating activities	(7,055,675)	(2,975,603)	(5,787,095)	(3,223,836)
Cash flows used in investing activities:
Purchase of intangible assets				(148,656)
Net cash used in investing activities				(148,656)
Cash flows from financing activities:
Proceeds from promissory notes, net of issuance cost	5,120,743	74,945	263,907
Proceeds from financing, net of issuance costs			6,692,765
Shares issued for cash, net of offering costs				6,275,164
Repayment of notes payable	(95,431)
Proceeds from exercise of warrants	3,000
Net cash provided by financing activities	5,028,312	74,945	6,956,672	6,275,164
Net change in cash	(2,027,363)	(2,900,658)	1,169,577	2,902,672
Cash at beginning of period	4,072,339	2,902,762	2,902,762	90
Cash at end of period	2,044,976	2,104	4,072,339	2,902,762
Supplemental disclosure of cash flow information:
Cash paid for interest				45,449
Cash paid for taxes
Non-cash investing and financing activities:
Derivative liabilities and debt discount issued in connection with convertible notes	1,938,379	24,982	2,485,346
Warrants and debt discount issued in connection with convertible notes	3,461,042	49,963	5,125,534
Settlement of notes payable with convertible notes	278,678
Contingent liabilities		$ 9,648,000	9,926,000
Issuance of common stock in lieu of payables				261,453
Issuance of common stock in connection with business combination			7,774,000	12,500,000
Notes payable assumed in connection with business combination			468,137
Issuance of warrants in connection with business combination				1,932,300
Initial adoption of ROU asset and lease liability				$ 1,317,830